Related party transactions and balance (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Nov. 22, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related party transactions and balance
Prepayment balance		¥ 314		$ 43	¥ 1,125
Other current liabilities		17,364		$ 2,389	20,466
Shanghai Three Drivers Culture Media Co Limited | Outsourcing service agreements
Related party transactions and balance
Related party expenses		2,760	¥ 1,286
Prepayment balance		314			1,125
Shanghai Three Drivers Culture Media Co Limited | Promotion Service Agreements
Related party transactions and balance
Related party expenses		0	¥ 565
Mr. Wen
Related party transactions and balance
Disposed investment carrying value		4,510
Other current liabilities		4,070			0
Coo Mr.Hui Yuan
Related party transactions and balance
Disposed investment carrying value	¥ 1,500
Interest rate per annum	3.45%
Other current liabilities		¥ 1,500			¥ 1,500